LEASES - Lease Liabilities - Summary of Maturity Analysis (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 916,559	$ 29,072
Less than one year [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	165,768	21,071
One to three years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	646,481	8,001
Four to five years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 104,310